CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Development services and preproduction	$ 13,107	$ 8,249	$ 10,081
Sale of products	7,541	2,481	545
Total revenues	20,648	10,730	10,626
Cost of sales and services:
Development services and preproduction	6,153	4,930	4,166
Sale of products	2,168	1,008	332
Total cost of sales and services	8,321	5,938	4,498
Gross profit	12,327	4,792	6,128
Research and development expenses, net	22,221	29,126	16,842
Selling and marketing expenses	2,070	2,866	2,335
General and administrative expenses	10,825	14,561	9,249
Loss from operations	(22,789)	(41,761)	(22,298)
Finance income	266	83	17
Finance expenses	(17,504)	(12,129)	(9,919)
Derivatives revaluation	(5,605)	(17,217)	(37,377)
Other income	0	41,657	5,474
Listing expenses	0	0	(333,326)
Company's share in the loss of a company accounted by equity method, net	(33)	(226)	(360)
Loss before income taxes	(45,665)	(29,593)	(397,789)
Tax expenses	0	(122)	0
Loss for the period	(45,665)	(29,715)	(397,789)
Other comprehensive income (loss) net of tax:
Exchange gain (loss) arising on translation of foreign operations	0	(609)	3,272
Total comprehensive loss for the period	$ (45,665)	$ (30,324)	$ (394,517)
Basic loss per share (in dollars)	$ (0.54)	$ (0.37)	$ (13.25)
Diluted loss per share (in dollars)	$ (0.54)	$ (0.37)	$ (13.25)
Basic weighted average common shares outstanding	83,777,164	80,974,653	30,030,805
Diluted weighted average common shares outstanding	83,777,164	80,974,653	30,030,805